UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust
(Exact Name of Registrant as Specified in Charter)

2530 Riva Road, Suite 312, Annapolis, Maryland  21401
(Address of Principal Executive Offices) (Zip Code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
             (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 81.06%

Consumer Discretionary - 6.66%
McDonald's Corp.	1,000	$84,320
		84,320
Energy - 6.53%
ConocoPhillips	1,100	82,665
		82,665
Financials - 13.03%
Brookline Bancorp, Inc.	4,000	37,080
JPMorgan Chase & Co.	1,000	40,940
Wells Fargo & Co.	3,100	86,986
		165,006
Health Care - 15.45%
Eli Lilly & Co.	2,000	75,020
Medtronic, Inc.	1,300	50,089
Merck & Co., Inc.	2,000	70,580
		195,689
Industrials - 15.41%
Deere & Co.	700	57,715
General Electric Co.	2,000	37,720
Raytheon Co.	2,000	99,680
		195,115
Information Technology - 6.28%
Applied Materials, Inc.	3,000	39,030
KLA-Tencor Corp.	1,000	40,480
		79,510
Materials - 17.70%
EI du Pont de Nemours & Co.	1,000	54,050
Freeport-McMoRan Copper & Gold, Inc.	1,000	52,900
Nucor Corp.	1,400	57,694
Temple-Inland, Inc.	2,000	59,520
		224,164

Total Common Stocks (Cost $1,237,082)		1,026,469

EXCHANGE-TRADED PRODUCT - 3.58%
* ProShares UltraShort S&P 500	2,200	45,406

Total Exchange-Traded Product (Cost $51,955)		45,406

		(Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011
			Shares	Value (Note 1)

INVESTMENT COMPANIES - 15.97%
§	Dreyfus Cash Management, 0.10%		56,980	$56,980
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13%		145,249	145,249

	Total Investment Companies (Cost $202,229)			202,229

Total Value of Investments (Cost $1,491,266) - 100.61%				$1,274,104

Liabilities in Excess of Other Assets - (0.61)%				(7,759)

Net Assets - 100%				$1,266,345

*	Non-income producing investment.
§	Represents 7 day effective yield.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$22,280
Aggregate gross unrealized depreciation				(239,441)

	Net unrealized depreciation			$(217,161)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	6.66%	$84,320
	Energy	6.53%	82,665
	Exchange-Traded Product	3.58%	45,406
	Financials	13.03%	165,006
	Health Care	15.45%	195,689
	Industrials	15.41%	195,115
	Information Technology	6.28%	79,510
	Materials	17.70%	224,164
	Investment Companies	15.97%	202,229
	Total	100.61%	$1,274,104

See Notes to Financial Statements				(Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 1,026,469	$ 1,026,469	$ -	$ -
Exchange-Traded Product	45,406	45,406	-	-
Investment Companies	202,229	-	202,229	-
Total	$ 1,274,104	$ 1,071,875	$ 202,229	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano
Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Joseph A. Giordano
Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Giordano Investment Trust

Date: August 25, 2011